ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
Reclassified from redeemable non-controlling interests (Note)	—	240,474
Advance from customers	296,361	124,995
Salary and welfare payables	84,693	78,298
Accrued expenses	80,002	78,145
Current portion of operating lease liabilities	64,734	42,530
Liability under reverse factoring program	64,120	98,109
Guaranteed customer loans	46,512	54,999
Liability under factoring program	40,112	40,353
Tax payables	37,733	6,945
Deposits from marketplace sellers	27,211	28,504
Others	39,793	24,943
Total	781,271	818,295

Note: As of December 31, 2023, redeemable non-controlling interest at the amount of RMB240,474 was reclassified from mezzanine equity to be payable included in accrued expenses and other current liabilities due to the exercise redemption right.